Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions {1}
Amount Payable to related party forgiven by Mr. Bideaux, former CEO, Director		$ 17,574
Additional amount payable to Mr.Bideaux	$ 38,910	$ 38,910